USAA Eagle Logo (r)

9800 Fredericksburg Road
San Antonio, Texas 78288

May 1, 2012
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:USAA Mutual Funds Trust
1933 Act File No. 33-65572
1940 Act File No. 811-7852

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 74 to the registrant’s Registration Statement filed on April 27, 2012, and the text of the Post-Effective Amendment No. 74 to the registrant’s Registration Statement has been filed electronically.

Sincerely,

/s/James G. Whetzel
                                                                   James G. Whetzel
Assistant Secretary
USAA Mutual Funds Trust

cc:  K&L Gates LLP

USAA Asset Management Company